ACCOUNTS RECEIVABLE AND OTHER - Schedule of Accounts Receivable and Other (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	$ 14,155	$ 11,332
Prepaid expenses and other assets	10,557	8,162
Restricted cash	2,666	2,266
Accounts receivable and other	$ 27,378	$ 21,760